Schedule of Investments
May 31, 2020 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 100.04%

Arrangment of Transportation of Freight & Cargo - 1.20%
Cryoport, Inc. (2)	14,840	364,619

Biological Products (No Diagnostic Subst - 4.60%
Acceleron Pharma, Inc. (2)	5,840	577,167
Aeri Pharmaceuticals (2)	12,520	175,656
Neurocrine Biosciences Inc. (2)	2,850	355,566
Twist Bioscience Corp. (2)	7,600	288,420

		1,396,809

Cable & Other Pay Television Services - 1.10%
Roku, Inc. (2)	3,050	334,006

Dental Equipment & Supplies - 0.23%
SmileDirectClub, Inc. Cl A (2)	8,860	69,197

Electromedical & Electrotherapeutic Appa - 2.34%
Axogen Inc. (2)	3,070	29,779
Biolife Solutions, Inc. (2)	20,750	341,337
Transmedics Group, Inc. (2)	11,940	157,727
Zynex, Inc. (2)	9,380	181,972

		710,815

Electronic & Other Electrical Equipment - 0.18%
Peloton Interactive, Inc. (2)	1,290	54,425

Electronic Components & Accessories - 0.64%
Universal Display Corp.	1,330	194,978

Food & Kindred Products - 0.76%
Beyond Meat, Inc. (2)	1,805	231,563

Hospital & Medical Service Plans - 0.53%
Trupanion, Inc. (2)	5,350	161,142

In Vitro & In Vivo Diagnostic Substances - 1.46%
Immunomedics, Inc. (2)	13,160	442,044

Insurance Agents Brokers & Services - 1.10%
Goosehead Insurance, Inc. (2)	5,550	332,722

Laboratory Analytical Instruments - 2.06%
10x Genomics, Inc. (2)	3,160	246,385
Accelerate Diagnostics, Inc. (2)	26,915	224,740
Quanterix Corp. (2)	5,600	154,504

		625,629

Loan Brokers - 0.60%
LendingTree, Inc. (2)	695	180,714

Medicinal Chemicals & Botanical Products - 0.27%
Canopy Growth Corp. (2)	4,710	81,813

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.34%
Align Technology, Inc. (2)	415	101,932

Pharmaceutical Preparations - 12.07%
Acadia Pharmaceuticals, Inc. (2)	11,260	559,397
Adamas Pharmaceuticals, Inc. (2)	10,200	28,152
Agios Pharmaceuticals, Inc. (2)	5,200	269,048
Alnylam Pharmaceuticals, Inc. (2)	1,260	170,440
Amarin Corp, Plc. ADR (2)	15,790	108,319
Amicus Therapeutics, Inc. (2)	18,575	231,723
Clovis Oncology, Inc. (2)	4,695	32,489
Flexion Therapeutics, Inc. (2)	28,830	329,527
GW Pharmaceuticals Plc. (2)	2,265	278,029
Insmed, Inc. (2)	1,480	35,949
Karyopharm Therapeutics, Inc. (2)	5,310	98,182
Omeros Corp. (2)	13,870	206,386
Ptc Therapeutics, Inc. (3)	5,680	288,033
Radius Health, Inc. (2)	11,060	140,020
Sage Therapeutics, Inc. (2)	810	28,933
Sarepta Therapeutics, Inc. (2)	1,710	260,382
Stemline Therapeutics, Inc. (2)	18,430	218,948
Ultragenyx Pharmaceutical Inc. (2)	3,755	257,067
Vertex Pharmaceuticals Incorporated (2)	430	123,823

		3,664,847

Pharmaceuticals - 0.56%
Intercept Pharmaceuticals, Inc. (2)	2,345	169,450

Retail-Auto Dealers & Gasoline Stations - 2.02%
Carvana Co. (2)	6,585	612,273

Retail-Catalog & Mail-Order Houses - 1.38%
Amazon.com Inc. (2)	80	195,390
Wayfair, Inc. (2)	1,305	223,873

		419,263

Semiconductors & Related Devices - 1.81%
Catalyst Semiconductor Inc. (2)	11,460	227,023
Enphase Energy, Inc. (2)	5,560	323,536

		550,559

Services-Business Services, Nec - 5.91%
Alibaba Group Holding Ltd (2)	1,320	273,755
EXP World Holdings, Inc. (2)	21,940	234,539
Global Payments, Inc. (2)	770	138,207
Healthequity, Inc. (2)	4,090	253,457
Lyft, Inc. (2)	3,060	95,656
Tabula Rasa Healthcare, Inc. (2)	7,445	397,786
Zillow Group, Inc. (2)	6,905	400,214

		1,793,614

Services-Commercial Physical & Biologica - 0.87%
Exact Sciences Corp. (2)	3,075	264,081

Services-Computer Processing & Data Prep - 5.97%
Proofpoint, Inc. (2)	1,240	144,175
RingCentral, Inc. (2)	2,930	803,553
Stoneo, Ltd. Class A (2)	1,125	35,640
Workday, Inc. (2)	1,100	201,773
Yext, Inc. (2)	6,400	101,056
Zendesk, Inc. (2)	2,710	232,382
Zoom Video Communications, Inc. (2)	1,630	292,552

		1,811,131

Services-Computer Programming Services - 1.27%
Zscaler, Inc. (2)	3,930	385,494

Services-Computer Programming, Data Proc - 7.27%
Alphabet, Inc. (2)	45	64,509
EverQuote, Inc. (2)	1,925	103,796
Facebook Inc. (2)	2,125	478,316
Livongo Health, Inc. (2)	4,940	296,054
Pluralsight, Inc. (2)	3,240	67,489
SNAP, Inc. Class A (2)	8,530	161,558
The Trade Desk, Inc. (2)	2,045	637,140
Wix.com Ltd. (2)	1,795	399,083

		2,207,945

Services-Hospitals - 0.42%
Adeptus Health Inc. (2)	3,275	126,743

Services-Medical Laboratories - 2.44%
CareDx, Inc. (2)	5,500	176,660
Castle Biosciences, Inc. (2)	3,120	119,902
Guardant Health, Inc. (2)	3,530	319,077
Invitae Corporation (2)	7,520	126,486

		742,125

Services-Miscellaneous Business Services - 1.41%
SEA, Ltd. (2)	5,370	428,526

Services-Motion Picture & Video Tape Production - 0.21%
GAIA, Inc. (2)	8,310	65,067

Services-Offices & Clinics Of Doctors Of Medicine - 1.96%
Teladoc, Inc. (2)	3,425	596,155

Services-Prepackaged Software - 26.02%
Adobe Systems Incorporated (2)	375	144,975
Alteryx, Inc. (2)	3,740	538,337
AppFolio Inc. (2)	3,300	523,083
Blackline, Inc. (2)	3,590	266,737
Cloudera, Inc. (2)	9,167	93,962
Coupa Software, Inc. (2)	3,340	759,883
DocuSign, Inc. (2)	3,930	549,178
Evolent Health, Inc. (2)	2,600	23,088
Hubspot, Inc. (2)	1,440	287,913
MongoDB, Inc. (2)	1,375	319,151
New Relic, Inc. (2)	1,290	85,333
Okta, Inc. (2)	3,810	745,160
Paycom Software, Inc. (2)	1,665	494,888
Paylocity Holding Corp. (2)	1,745	226,859
Red Violet, Inc. (2)	5,280	96,729
Salesforce.com, Inc. (2)	925	161,681
ServiceNow, Inc. (2)	1,025	397,628
Shopify, Inc. (2)	1,390	1,053,342
Smartsheet, Inc. (2)	7,060	407,080
Square, Inc. (2)	4,875	395,265
Twilio Inc. (2)	1,670	329,992

		7,900,264

Services-Video Tape Rental - 2.75%
Netflix, Inc. (2)	1,990	835,263

Surety Insurance - 0.20%
NMI Holdings, Inc. (2)	3,960	60,845

Surgical & Medical Instruments & Appara - 8.10%
Axonics Modulation Technologies, Inc. (2)	6,340	232,488
Inspire Med System, Inc. (2)	2,465	200,996
Iradimed Corp. (2)	2,260	52,545
iRhythm Technologies, Inc. (2)	2,725	338,745
Novocure Ltd. (2)	5,800	391,094
ShockWave Medical, Inc. (2)	6,620	291,346
Silk Road MedicaL, Inc. (2)	1,970	75,392
Tactile Systems Technology, Inc. (2)	3,620	175,389
Tandem Diabetes Care, Inc. (2)	8,425	700,539

		2,458,534

Total Common Stock	(Cost $ 17,626,246)	30,374,587

Money Market Registered Investment Companies (3) - 0.73%

Fidelity Institutional Mm Fds Govt Class 0.08%	222,277	222,277

Total Money Market Registered Investment Companies	(Cost $ 222,277)	222,277

Total Investments - 100.77%	(Cost $ 17,848,523)	30,596,864

Liabilities in Excess of Other Assets - -.77%		(235,104)

Total Net Assets - 100.00%		30,361,760

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$30,596,864	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$30,596,864	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at May 31, 2020.